Right of Use Assets and Lease Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Right of use assets
Balance at October 31, 2021	$ 27,985
Net additions	10,974
Depreciation expense for the period	(8,440)
Balance at October 31, 2022	30,519
Lease Liabilities
Balance at October 31, 2021	29,773
Net additions	11,442
Cash outflows in the year	(9,831)
Interest expense for the year ended	2,384
Balance at October 31, 2022	33,768
Current	(7,629)	$ (5,729)
Non-current	$ 26,139	$ 24,044